Janus Henderson Triton Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Common Stocks– 98.8%
Aerospace & Defense – 1.5%
Axon Enterprise Inc*	382,284	$98,755,426
Auto Components – 0.1%
Quantumscape Corp*,#	1,011,669	7,031,100
Automobiles – 0.4%
Thor Industries Inc	254,344	30,076,178
Biotechnology – 8.0%
89bio Inc*	1,216,394	13,587,121
Ardelyx Inc*	5,640,530	34,971,286
Ascendis Pharma A/S (ADR)*	355,464	44,770,691
Biohaven Ltd*	1,104,597	47,276,752
Eagle Pharmaceuticals Inc/DE*	507,646	2,654,989
IDEAYA Biosciences Inc*	730,394	25,987,419
Immunogen Inc*	1,605,739	47,610,161
Legend Biotech Corp (ADR)*	320,301	19,272,511
Madrigal Pharmaceuticals Inc*	251,109	58,101,600
Neurocrine Biosciences Inc*	478,830	63,090,641
Prothena Corp PLC*	265,780	9,658,445
Sarepta Therapeutics Inc*	517,428	49,895,582
Soleno Therapeutics Inc*	604,765	24,341,791
Vaxcyte Inc*	1,618,689	101,653,669
		542,872,658
Building Products – 2.3%
Carlisle Cos Inc	259,626	81,114,951
Zurn Water Solutions Corp	2,554,863	75,138,521
		156,253,472
Capital Markets – 3.2%
Cboe Global Markets Inc	667,652	119,215,941
LPL Financial Holdings Inc	426,420	97,061,720
		216,277,661
Chemicals – 1.5%
Sensient Technologies Corp	1,575,354	103,973,364
Commercial Services & Supplies – 4.5%
Brady Corp	831,781	48,817,227
Clean Harbors Inc*	338,840	59,130,968
Driven Brands Holdings Inc*	2,306,625	32,892,473
Rentokil Initial PLC (ADR)	4,679,138	133,870,138
Vestis Corp	1,562,578	33,032,899
		307,743,705
Construction Materials – 1.7%
Summit Materials Inc*	2,961,079	113,883,098
Containers & Packaging – 2.3%
Crown Holdings Inc	1,422,580	131,005,392
Silgan Holdings Inc	528,446	23,912,182
		154,917,574
Diversified Financial Services – 4.9%
Euronet Worldwide Inc*	879,206	89,230,617
Shift4 Payments Inc - Class A*	543,647	40,414,718
Walker & Dunlop Inc	877,631	97,425,817
WEX Inc*	539,247	104,910,504
		331,981,656
Diversified Telecommunication Services – 0.2%
AST SpaceMobile Inc*,#	2,204,000	13,290,120
Electric Utilities – 0.7%
NRG Energy Inc	915,825	47,348,152
Electrical Equipment – 1.7%
EnerSys	845,374	85,348,959
Regal Beloit Corp	202,915	30,035,478
		115,384,437
Electronic Equipment, Instruments & Components – 6.6%
Flex Ltd*	3,009,231	91,661,176
Itron Inc*	460,116	34,743,359
Mirion Technologies Inc*	8,365,031	85,741,568
OSI Systems Inc*	809,544	104,471,653
Teledyne Technologies Inc*	296,254	132,215,198
		448,832,954
Energy Equipment & Services – 0.6%
ChampionX Corp	1,475,450	43,097,894

Shares or Principal Amounts		Value
Common Stocks– (continued)
Food & Staples Retailing – 1.8%
Casey's General Stores Inc	285,239	$78,366,563
Grocery Outlet Holding Corp*	1,699,706	45,824,074
		124,190,637
Food Products – 1.6%
Premium Brands Holdings Corp	962,497	68,309,754
Simply Good Foods Co*	1,038,676	41,131,570
		109,441,324
Health Care Equipment & Supplies – 8.1%
Glaukos Corp*	1,040,179	82,683,829
Globus Medical Inc*	1,664,580	88,705,468
ICU Medical Inc*	527,410	52,603,873
Lantheus Holdings Inc*	862,149	53,453,238
Neogen Corp*	2,318,238	46,619,766
Shockwave Medical Inc*	192,033	36,593,808
STERIS PLC	368,523	81,019,782
Tandem Diabetes Care Inc*	617,405	18,262,840
Teleflex Inc	349,013	87,022,901
		546,965,505
Health Care Providers & Services – 1.6%
Agiliti Inc*	2,786,459	22,068,755
HealthEquity Inc*	666,599	44,195,514
NeoGenomics Inc*	2,395,223	38,754,708
P3 Health Partners Inc*	3,562,530	5,023,167
		110,042,144
Health Care Technology – 0.5%
Doximity Inc - Class A*	1,282,352	35,957,150
Hotels, Restaurants & Leisure – 2.3%
Aramark	1,987,505	55,848,890
Churchill Downs Inc	323,774	43,686,826
Wendy's Co	2,894,078	56,376,639
		155,912,355
Insurance – 0.7%
Axis Capital Holdings Ltd	907,686	50,258,574
Interactive Media & Services – 1.0%
Ziff Davis Inc*	970,888	65,233,965
Life Sciences Tools & Services – 3.7%
Azenta Inc*	456,404	29,730,157
Bio-Techne Corp	603,632	46,576,245
Bruker Corp	677,443	49,778,512
Gerresheimer AG	68,206	7,103,223
OmniAb Inc*,#	4,948,819	30,534,213
OmniAb Inc - 12.5 Earnout*	340,494	1,640,534
OmniAb Inc - 15 Earnout*	340,494	1,501,919
PerkinElmer Inc	396,969	43,392,681
Sotera Health Co*	2,359,154	39,751,745
		250,009,229
Machinery – 4.2%
Chart Industries Inc*	200,293	27,305,945
Donaldson Co Inc	1,243,253	81,246,584
Gates Industrial Corp PLC*	4,267,188	57,265,663
ITT Inc	719,978	85,907,775
Nordson Corp	133,550	35,278,568
		287,004,535
Media – 0.5%
Cable One Inc	55,191	30,718,759
Multiline Retail – 0.4%
Etsy Inc*	372,384	30,181,723
Oil, Gas & Consumable Fuels – 0.9%
Magnolia Oil & Gas Corp	2,853,345	60,747,715
Personal Products – 0.8%
BellRing Brands Inc*	1,007,383	55,839,240
Pharmaceuticals – 2.9%
Catalent Inc*	2,249,503	101,070,170
CymaBay Therapeutics Inc*	970,743	22,928,950
Ligand Pharmaceuticals Inc*,£	897,906	64,128,447
Structure Therapeutics Inc (ADR)*	226,285	9,223,377
		197,350,944
Professional Services – 10.0%
Alight Inc - Class A*	12,542,944	106,991,312
Broadridge Financial Solutions Inc	630,204	129,664,473
Ceridian HCM Holding Inc*	653,142	43,838,891
Clarivate Analytics PLC*	7,936,378	73,490,860
MAXIMUS Inc	1,081,289	90,676,896

Shares or Principal Amounts		Value
Common Stocks– (continued)
Professional Services– (continued)
SS&C Technologies Holdings Inc	2,478,960	$151,489,246
TriNet Group Inc*	695,149	82,674,071
		678,825,749
Road & Rail – 1.3%
Saia Inc*	196,386	86,060,273
Semiconductor & Semiconductor Equipment – 3.6%
Entegris Inc	394,935	47,321,112
MACOM Technology Solutions Holdings Inc*	583,117	54,200,725
ON Semiconductor Corp*	1,398,571	116,822,636
Wolfspeed Inc*	578,680	25,178,367
		243,522,840
Software – 9.9%
Altair Engineering Inc*	720,594	60,637,985
Aspen Technology Inc*	203,626	44,828,264
Blackbaud Inc*	1,875,343	162,592,238
Clearwater Analytics Holdings Inc - Class A*	1,460,677	29,257,360
Consensus Cloud Solutions Inc*	927,894	24,320,102
Dynatrace Inc*	1,775,848	97,121,127
Envestnet Inc*	861,694	42,671,087
LiveRamp Holdings Inc*	1,993,846	75,526,886
NCR Corp*	1,323,666	22,383,192
Nice Ltd (ADR)*	239,347	47,752,120
Pagerduty Inc*	2,666,950	61,739,892
		668,830,253
Specialized Real Estate Investment Trusts (REITs) – 0.9%
Lamar Advertising Co	576,730	61,294,864
Specialty Retail – 1.4%
Leslie's Inc*	6,457,584	44,621,905
Williams-Sonoma Inc	231,922	46,797,221
		91,419,126
Textiles, Apparel & Luxury Goods – 0.5%
On Holding AG - Class A*	1,328,937	35,841,431
Total Common Stocks (cost $4,320,246,357)		6,707,367,784
Private Placements– 0.5%
Professional Services – 0.2%
IntelyCare Inc*,¢,§	1,023,958	10,093,768
Software – 0.3%
Loadsmart Inc - Series A*,¢,§	377,303	5,690,559
Loadsmart Inc - Series D*,¢,§	1,075,313	16,218,086
		21,908,645
Total Private Placements (cost $53,756,971)		32,002,413
Warrants– 0%
Electrical Equipment – 0%
Amprius Technologies Inc, expires 9/14/27*	1,887,070	735,957
Wallbox NV - Class A, expires 12/31/26*	665,780	99,601
Total Warrants (cost $1,754,801)		835,558
Investment Companies– 0.9%
Money Markets – 0.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº,£((cost $63,085,056)	63,072,441	63,085,056
Investments Purchased with Cash Collateral from Securities Lending– 0.2%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº,£	12,932,421	12,932,421
Time Deposits – 0%
Royal Bank of Canada, 5.3100%, 1/2/24	$3,233,105	3,233,105
Total Investments Purchased with Cash Collateral from Securities Lending (cost $16,165,526)		16,165,526
Total Investments (total cost $4,455,008,711) – 100.4%		6,819,456,337
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(29,115,778)
Net Assets – 100%		$6,790,340,559

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$6,481,709,379	95.0%
United Kingdom	133,870,138	2.0
Canada	68,309,754	1.0
Israel	47,752,120	0.7
Denmark	44,770,691	0.7
Switzerland	35,841,431	0.5
Germany	7,103,223	0.1
Spain	99,601	0.0

Total	$6,819,456,337	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/23
Common Stocks - 0.9%
Biotechnology - N/A
Eagle Pharmaceuticals Inc/DE*,š	$-	$(12,906,912)	$5,807,721	$	N/A
Pharmaceuticals - 0.9%
Ligand Pharmaceuticals Inc*	-	-	10,325,919		64,128,447
Total Common Stocks	$-	$(12,906,912)	$16,133,640		$64,128,447
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	598,396	-	(1,959)		63,085,056
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	258,695∆	-	-		12,932,421
Total Affiliated Investments - 2.0%	$857,091	$(12,906,912)	$16,131,681		$140,145,924

(1) For securities that were affiliated for a portion of the period ended December 31, 2023, this column reflects amounts for the entire period ended December 31, 2023 and not just the period in which the security was affiliated.

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Common Stocks - 0.9%
Biotechnology - N/A
Eagle Pharmaceuticals Inc/DE*,š	11,237,040	-	(1,482,860)	2,654,989
Pharmaceuticals - 0.9%
Ligand Pharmaceuticals Inc*	53,802,528	-	-	64,128,447
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	19,587,578	304,967,445	(261,468,008)	63,085,056
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	14,157,917	45,807,565	(47,033,061)	12,932,421

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	1/18/24	51,007,000	$(62,917,975)	$2,090,851
British Pound	1/18/24	(9,122,000)	11,088,156	(537,905)
Canadian Dollar	1/18/24	4,526,000	(3,321,016)	96,011
Euro	1/18/24	2,837,000	(3,006,427)	127,373

				1,776,330
Barclays Capital, Inc.:
British Pound	1/18/24	6,500,000	(7,953,185)	331,117
British Pound	1/18/24	(6,518,000)	7,917,976	(389,267)
Canadian Dollar	1/18/24	(14,644,000)	10,703,849	(352,036)
Euro	1/18/24	1,198,000	(1,293,445)	29,888
Euro	1/18/24	(481,000)	534,588	3,267
Euro	1/18/24	(8,726,000)	9,287,011	(351,882)

				(728,913)
BNP Paribas:
Euro	1/18/24	600,000	(634,338)	28,432
Citibank, National Association:
British Pound	1/18/24	(68,003,000)	82,664,052	(4,006,310)
Canadian Dollar	1/18/24	2,217,000	(1,664,685)	9,099
Canadian Dollar	1/18/24	(8,643,000)	6,323,975	(201,292)
Euro	1/18/24	(7,079,000)	7,547,540	(272,048)

				(4,470,551)
Goldman Sachs & Co. LLC:
British Pound	1/18/24	(4,425,000)	5,377,576	(262,121)
Canadian Dollar	1/18/24	(859,000)	627,679	(20,846)
Euro	1/18/24	885,000	(942,086)	35,500
Euro	1/18/24	(173,000)	187,964	(3,134)

				(250,601)
HSBC Securities (USA), Inc.:
British Pound	1/18/24	14,539,000	(17,664,004)	866,067
British Pound	1/18/24	(2,098,000)	2,679,603	5,685
British Pound	1/18/24	(17,778,000)	21,900,648	(757,553)
Canadian Dollar	1/18/24	2,234,000	(1,627,441)	59,178
Canadian Dollar	1/18/24	(19,881,000)	14,540,377	(469,323)
Euro	1/18/24	842,000	(902,321)	27,767

				(268,179)
JPMorgan Chase Bank, National Association:
British Pound	1/18/24	12,974,000	(15,766,930)	768,536
Canadian Dollar	1/18/24	(15,857,000)	11,591,699	(379,973)
Euro	1/18/24	3,925,000	(4,154,098)	181,526
Euro	1/18/24	(809,000)	899,100	5,464

				575,553
Morgan Stanley & Co. International PLC:
British Pound	1/18/24	(3,596,000)	4,372,466	(210,664)
Canadian Dollar	1/18/24	4,389,000	(3,187,768)	125,825
Canadian Dollar	1/18/24	(4,339,000)	3,187,891	(87,956)

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Euro	1/18/24	2,537,000	$(2,706,589)	$95,825
Euro	1/18/24	(700,000)	775,216	1,984
Euro	1/18/24	(174,000)	189,737	(2,466)

				(77,452)
State Street Bank and Trust Company:
British Pound	1/18/24	20,382,000	(25,267,228)	709,792
British Pound	1/18/24	(93,222,000)	113,473,521	(5,338,658)
Canadian Dollar	1/18/24	(16,818,000)	12,351,110	(346,094)
Euro	1/18/24	635,000	(688,658)	12,773
Euro	1/18/24	(150,000)	164,645	(1,048)

				(4,963,235)
Total				$(8,378,616)

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2023

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$108,155,036
Average amounts sold - in USD	319,625,250

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2023.

#	Loaned security; a portion of the security is on loan at December 31, 2023.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2023 is $32,002,413, which represents 0.5% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of December 31, 2023.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of December 31, 2023)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
IntelyCare Inc	3/29/22	$25,081,954	$10,093,768	0.2%
Loadsmart Inc - Series A	1/4/22	7,168,757	5,690,559	0.1
Loadsmart Inc - Series D	1/4/22	21,506,260	16,218,086	0.2
Total		$53,756,971	$32,002,413	0.5%

The Fund has registration rights for certain restricted securities held as of December 31, 2023. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Life Sciences Tools & Services	$246,866,776	$3,142,453	$-
All Other	6,457,358,555	-	-
Private Placements	-	-	32,002,413
Warrants	835,558	-	-
Investment Companies	-	63,085,056	-
Investments Purchased with Cash Collateral from Securities Lending	-	16,165,526	-
Total Investments in Securities	$6,705,060,889	$82,393,035	$32,002,413
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	5,611,960	-
Total Assets	$6,705,060,889	$88,004,995	$32,002,413
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$13,990,576	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2023.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70250 02-24